Small Cap Growth Fund (Prospectus Summary) | Small Cap Growth Fund
Small Cap Growth Fund May 1, 2012
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investmen N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Growth Fund Small Cap Growth Fund Class
Management Fees	0.85%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.54%

Wire transfer charge for redemptions with proceeds less than $5,000.00 $ 0 - $50
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.
Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Growth Fund Small Cap Growth Fund Class	158	497	872	1,985

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 59.77% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in growth stocks issued by companies with small sized market capitalizations that the Adviser believes to possess above-average growth potential.

• At least 80% of the Fund's total assets are invested in small-cap growth stocks and at least 85% of the Fund's total assets will be invested in equity securities.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Liquidity risk: The Fund's investments in illiquid securities, investments that are difficult to purchase or sell, may reduce returns if the Fund is unable to sell at an advantageous time or price.

Foreign securities, derivatives or securities with substantial market and/or credit risk and securities that trade over-the-counter tend to have the greatest exposure to liquidity risk.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

• Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.
Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for the past one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at
http://www.institutionalfunds.com or by calling 1-800-914-8716.
The bar chart and table below show the annual return and average annual returns of the Fund.

Best and Worst Performing Quarters Quarter/Year Total Return Best Third quarter 2009 20.36% Worst Fourth quarter 2008 (25.05)%
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Growth Fund Class	Small Cap Growth Fund Return before taxes (commenced operations on May 1, 2007)	(2.52%)	[1]	[1]	1.88%	May 01, 2007
Small Cap Growth Fund Class After Taxes on Distributions	Small Cap Growth Fund Return after taxes on distributions	(2.54%)	[1]	[1]	1.81%	May 01, 2007
Small Cap Growth Fund Class After Taxes on Distributions and Sales	Small Cap Growth Fund Return after taxes on distributions and sales of shares.	(1.64%)	[1]	[1]	1.56%	May 01, 2007
Russell 2000 Growth ® Index	Russell 2000 Growth® Index	(2.91%)	[1]	[1]	1.14%
[1]	N/A = Not applicable